Other Income (Details) - USD ($) $ in Thousands	10 Months Ended	11 Months Ended	12 Months Ended
	Nov. 10, 2016	Nov. 15, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income			$ 1,554	$ 9,884	$ 14,523
Amounts due from related parties, long-term - Fair Value			28,880	34,891
July 2012 Credit Facility
Gain on debt repayment	$ 2,140
Repayment of debt	28,052
Line Of Credit OF Facility Increase Decrease For Period Net	$ 30,192
Navios Holdings
Income from credit default insurance				7,242	9,153
Other Income				$ 7,623	$ 9,635
Amounts due from related parties, long-term - Fair Value			17,612
Accrued interest and discount unwinding			389
Write down on receivables			$ 2,000
Navios Holdings
Supplemental credit default insurance maximum cash payment		$ 20,000